Schedule of Cash Flow, Supplemental Disclosures (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes paid (refunds received)	€ 143	€ 143	€ 942
Interest paid	401	38	66
Interest received	16	40	43
Capital lease obligations incurred	€ 137	€ 29	€ 73